                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Reportfor the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]: Amendment Number: ______
This Amendment (Check only one):    [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Howard Hughes Medical Institute
Address: 4000 Jones Bridge Road
         Chevy Chase, MD 20815-6789

Form 13F File Number: 28-1897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Richard Pender
Title: Managing Director - Global Equities
Phone: (301) 215-8697

Signature, Place, and Date of Signing:

      Richard Pender        Chevy Chase, Maryland             2/2/06
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None

Form 13F Information Table Entry Total: 44

Form 13F Information Table Value Total: 1,991,084,890

List of Other Included Managers:

      None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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   FORM 13F INFORMATION TABLE

    COLUMN 1        COLUMN 2    COLUMN 3      COLUMN 4          COLUMN 5      COLUMN 6 COLUMN 7     COLUMN 8
    --------     -------------- --------- ---------------- ------------------ -------- -------- ----------------
                                               MARKET       SHRS OR  SH/ PUT/ INVSTMT   OTHER   VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS  CUSIP         VALUE        PRN AMT  PRN CALL DSCRETN  MANAGERS SOLE SHARED NONE
--------------   -------------- --------- ---------------- --------- --- ---- -------- -------- ---- ------ ----
ADOLOR CORP      COMMON         00724X102       273,750.00    18,750 SH  N/A    SOLE     N/A     X    N/A   N/A
ADVANCIS
  PHARMACEUTICAL
  CORP           COMMON         00764L109       315,877.86   228,897 SH  N/A    SOLE     N/A     X    N/A   N/A
ALLSTATE CORP    COMMON         020002101    60,288,050.00 1,115,000 SH  N/A    SOLE     N/A     X    N/A   N/A
ALLTEL CORP      COMMON         020039103    55,212,500.00   875,000 SH  N/A    SOLE     N/A     X    N/A   N/A
APPLIED
  MATERIALS INC  COMMON         038222105    33,816,900.00 1,885,000 SH  N/A    SOLE     N/A     X    N/A   N/A
BIOTECH HOLDRS
  TRUST          DEPOSTRY RCPTS 09067D201    47,180,950.00   235,000 SH  N/A    SOLE     N/A     X    N/A   N/A
BLACK & DECKER
  CORPORATION    COMMON         091797100    27,827,200.00   320,000 SH  N/A    SOLE     N/A     X    N/A   N/A
CAREMARK RX
  INC            COMMON         141705103    36,253,000.00   700,000 SH  N/A    SOLE     N/A     X    N/A   N/A
CELGENE CORP     COMMON         151020104       195,177.60     3,012 SH  N/A    SOLE     N/A     X    N/A   N/A
CLINICAL DATA
  INC            COMMON         18725U109         4,077.50       233 SH  N/A    SOLE     N/A     X    N/A   N/A
COMPUTER ASSOC
  INTL INC       COMMON         204912109    24,182,312.27   857,833 SH  N/A    SOLE     N/A     X    N/A   N/A
CONOCOPHILLIPS   COMMON         20825C104    58,180,000.00 1,000,000 SH  N/A    SOLE     N/A     X    N/A   N/A
CURIS INC        COMMON         231269101        10,491.32     2,947 SH  N/A    SOLE     N/A     X    N/A   N/A
CYTRX CORP       COM NEW        232828301       155,088.13   150,571 SH  N/A    SOLE     N/A     X    N/A   N/A
DEERE &
  COMPANY        COMMON         244199105    47,677,000.00   700,000 SH  N/A    SOLE     N/A     X    N/A   N/A
DELL INC.        COMMON         24702R101    50,915,000.00 1,700,000 SH  N/A    SOLE     N/A     X    N/A   N/A
DENDREON         COMMON         24823Q107         2,184.26       403 SH  N/A    SOLE     N/A     X    N/A   N/A
DISNEY WALT CO   COM DISNEY     254687106    63,520,500.00 2,650,000 SH  N/A    SOLE     N/A     X    N/A   N/A
FAVRILLE INC     COMMON         312088404       614,741.40   151,788 SH  N/A    SOLE     N/A     X    N/A   N/A
GERON CORP       COMMON         374163103         2,152.50       250 SH  N/A    SOLE     N/A     X    N/A   N/A
ISHARES MSCI
  EAFE INDEX
  FUND           MSCI EAFE IDX  464287465     1,485,750.00    25,000 SH  N/A    SOLE     N/A     X    N/A   N/A
ISHARES MSCI
  EMERGING
  MARKETS INDEX  MSCI EMERG
  FD               MKT          464287234   133,257,500.00 1,510,000 SH  N/A    SOLE     N/A     X    N/A   N/A
ISHARES MSCI
  JAPAN INDEX
  FUND           MSCI JAPAN     464286848    63,408,800.00 4,690,000 SH  N/A    SOLE     N/A     X    N/A   N/A
JOHNSON &
  JOHNSON        COMMON         478160104    19,532,500.00   325,000 SH  N/A    SOLE     N/A     X    N/A   N/A
LEHMAN
  BROTHERS
  HOLDINGS INC   COMMON         524908100    67,289,250.00   525,000 SH  N/A    SOLE     N/A     X    N/A   N/A
LEXICON
  GENETICS       COMMON         528872104       273,750.00    83,181 SH  N/A    SOLE     N/A     X    N/A   N/A
LIGAND
  PHARMACEUTICAL
  INC            CLASS B        53220K207        76,373.00     6,943 SH  N/A    SOLE     N/A     X    N/A   N/A
MEDTRONIC INC    COMMON         585055106    58,145,700.00 1,010,000 SH  N/A    SOLE     N/A     X    N/A   N/A
NASDAQ 100
  INDEX
  TRACKING
  STOCK          UNIT SER 1     631100104   402,099,400.00 9,950,000 SH  N/A    SOLE     N/A     X    N/A   N/A
OIL SERVICE
  HOLDRS TRUST   DEPOSTRY RCPTS 678002106    67,620,000.00   525,000 SH  N/A    SOLE     N/A     X    N/A   N/A
OMNICOM GROUP
  INC            COMMON         681919106    34,052,000.00   400,000 SH  N/A    SOLE     N/A     X    N/A   N/A
PEABODY ENERGY
  CORP           COMMON         704549104    41,210,000.00   500,000 SH  N/A    SOLE     N/A     X    N/A   N/A
PROCTER &
  GAMBLE
  COMPANY        COMMON         742718109    66,562,000.00 1,150,000 SH  N/A    SOLE     N/A     X    N/A   N/A
QUALCOMM INC     COMMON         747525103    45,234,000.00 1,050,000 SH  N/A    SOLE     N/A     X    N/A   N/A
QUEST
  DIAGNOSTICS
  INC            COMMON         74834L100    46,332,000.00   900,000 SH  N/A    SOLE     N/A     X    N/A   N/A
SCHLUMBERGER
  LTD            COMMON         806857108    51,003,750.00   525,000 SH  N/A    SOLE     N/A     X    N/A   N/A
SENOMYX INC      COMMON         81724Q107        55,170.24     4,552 SH  N/A    SOLE     N/A     X    N/A   N/A
SILICON
  LABORATORIES
  INC            COMMON         826919102     4,582,500.00   125,000 SH  N/A    SOLE     N/A     X    N/A   N/A
SLM CORP         COMMON         78442P106    63,353,500.00 1,150,000 SH  N/A    SOLE     N/A     X    N/A   N/A
SPDR TRUST
  SERIES 1       UNIT SER 1     78462F103   211,667,000.00 1,700,000 SH  N/A    SOLE     N/A     X    N/A   N/A
SPRINT NEXTEL
  CORP           COM FON        852061100    60,736,000.00 2,600,000 SH  N/A    SOLE     N/A     X    N/A   N/A
STEMCELLS INC    COMMON         85857R105         5,175.00     1,500 SH  N/A    SOLE     N/A     X    N/A   N/A
TAIWAN
  SEMICONDUCTOR
  MANUFACTURING
  CO.            SPONSORED ADR  874039100    44,595,000.00 4,500,000 SH  N/A    SOLE     N/A     X    N/A   N/A
XENOPORT INC     COMMON         98411C100     1,880,818.95   104,781 SH  N/A    SOLE     N/A     X    N/A   N/A
                                          1,991,084,890.03